UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     May 15, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $174,745 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209      818    57280 SH       DEFINED 1               57280        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      190     2600 SH       DEFINED 1                   0        0     2600
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    72474  1142207 SH       DEFINED 1             1142207        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    50295   485800 SH       DEFINED 1              485800        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702       13     1260 SH       DEFINED 1                1260        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7        1   115000 PRN      DEFINED 1              115000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126       48     4211 SH       DEFINED 1                   0        0     4211
GENERAL MTRS CO                COM              37045V100      126     4884 SH       DEFINED 1                4884        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    14174   406349 SH       DEFINED 1              406349        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       54      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1153  2000000 PRN      DEFINED 1             2000000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    33584   769381 SH       DEFINED 1              769381        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       25    13302 SH       DEFINED 1               13302        0        0
SEMGROUP CORP                  *W EXP 11/30/201 81663A113     1790   241161 SH       DEFINED 1                   0        0   241161